SHARE-BASED PAYMENTS (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($) shares	Sep. 30, 2019 $ / shares	Sep. 30, 2018 USD ($)
Share-based payment expense | $	$ 69,957	$ 212,570		$ 568,785
Warrant issuance[Member]
Date of grant		Jun. 08, 2017
Contractual life		Sep. 01, 2017
Number | shares		351,328
Exercise price (C$)			$ 0.5
Share-based payment expense | $		$ 0		239,078
Share price (C$)			1.42
Risk free rate		1.00%
Volatility		54.00%
Dividend Yield		0.00%
Expected Life (Years)		2 months 23 days
Deferred stock unit grant [Member]
Date of grant		Dec. 01, 2016
Contractual life		Dec. 01, 2021
Number | shares		917,500
Exercise price (C$)			1.5
Share-based payment expense | $		$ 155,377		132,821
Share price (C$)			1.5
Risk free rate		1.00%
Volatility		108.00%
Dividend Yield		0.00%
Expected Life (Years)		5 years
Deferred stock unit grant[Member]
Date of grant		Dec. 01, 2016
Contractual life		Dec. 01, 2021
Number | shares		272,500
Exercise price (C$)			0.00
Share-based payment expense | $		$ 57,193		50,633
Share price (C$)			$ 1.5
Risk free rate		1.00%
Volatility		108.00%
Dividend Yield		0.00%
Expected Life (Years)		5 years
Warrant amendment [Member]
Date of grant		Aug. 31, 2017
Contractual life		Oct. 31, 2018
Share-based payment expense | $		$ 0		$ 48,317